Accounts Receivable - Schedule of Accounts receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 8,488,888	$ 8,914,322
Less: Loss allowance	(247,536)	(65,938)
Total	$ 8,241,352	$ 8,848,384